Restricted short-term deposits (Narrative) (Details) ¥ in Millions	Dec. 31, 2015 CNY (¥)
Restricted short-term deposits [Abstract]
Short term borrowing	¥ 697
Short-term deposit for de-recognised the borrowing	¥ 700